Net Loss Per Common Share (Details 1)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Options to purchase common stock [Member]
Securities excluded from the computation of diluted net income (loss) per share
Shares issuable excluded from computation of diluted net loss per share	4,493,065	1,889,839	4,493,065	4,670,705
Unvested restricted stock awards [Member]
Securities excluded from the computation of diluted net income (loss) per share
Shares issuable excluded from computation of diluted net loss per share	10,805,000	2,545,773	10,805,000	5,150,000
Common stock warrants [Member]
Securities excluded from the computation of diluted net income (loss) per share
Shares issuable excluded from computation of diluted net loss per share	2,342,500	2,342,500	2,342,500	2,342,500